Financial instruments (Details Textuals 1) (USD $)	1 Months Ended	6 Months Ended
	Dec. 23, 2011	Jun. 30, 2012
Debt Instrument [Line Items]
Period hedged in interest rate cash flow hedge		7 years
Term Loan
Debt Instrument [Line Items]
Period of floating rate portion of the long-term debt		11 years
Amortization period	18 years	18 years
REC promissory note
Debt Instrument [Line Items]
Debt instrument partial payment to be made on August 15, 2012		500,000
Debt instrument partial negotiated principal to be paid on September 15, 2012		500,000
Debt instrument partial negotiated principal to be paid on September 30, 2012		7,500,000
Debt instrument partial negotiated principal to be paid on October 31, 2012		1,000,000
Kingman credit agreement
Debt Instrument [Line Items]
First distribution from restricted escrow account		300,000
Interest rate swap
Debt Instrument [Line Items]
Interest rate swap contracts held for risk mitigation		2
Change in basis spread on variable rate of derivative.		10
Change in interest expense and accrued interest		55,000